Loan and Warrant (Details) - CHF (SFr)		1 Months Ended	6 Months Ended
	Apr. 05, 2018	Jan. 31, 2019	Jun. 30, 2019	Jul. 19, 2016
Loan and Warrant (Textual)
Secured term loan facility				SFr 20,000,000
Loan and security agreement, description			An initial tranche of $12.5 million was drawn on July 19, 2016, concurrently with the execution of the Hercules Loan and Security Agreement. Prior to its payoff in January 2019, the loan matured on January 2, 2020 and bore interest at a minimum rate of 9.55% per annum, and was subject to the variability of the prime interest rate.
Loan and warrants liquidity covenant	SFr 5,000,000
Repayment of principal amount outstanding	SFr 5,000,000
Description of warrants		Hercules agreed to return the warrant held by Hercules exercisable for 783 common shares at an exercise price of $788.00 per common share for no consideration to the Company in exchange for the Company's payment to Hercules (this resulted in a gain of CHF 3,804 recorded under Revaluation gain from derivative financial instruments)